CONVERTIBLE NOTE PAYABLE TO A RELATED PARTY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Oct. 31, 2020	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Debt Instrument [Line Items]
Interest expense		$ 14	$ 16
Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt conversion, amount converted	$ 800
Debt conversion, shares issued	2,000,000
Note payable to related party, principal amount		$ 1,112		$ 1,104
Majority Shareholder [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date		Jan. 01, 2024
Revised maximum borrowing capacity				$ 2,000
Interest rate			2.50%
Majority Shareholder [Member] | Convertible Note Payable [Member] | Option to convert [Member]
Debt Instrument [Line Items]
Debt conversion, option to convert		$ 2,000
Majority Shareholder [Member] | Convertible Note Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 0.4